Prepayment for Purchase of a Property (Details) ¥ in Millions, $ in Millions		12 Months Ended
	May 06, 2021 USD ($) m²	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	May 06, 2021 CNY (¥) m²
Prepayment for Purchase of a Property [Line Items]
Office space square meters (in Square Meters)	2,749.3			2,749.3
Total purchase price	$ 4.6			¥ 32
Percentage of prepayment	50.00%
Percentage of total purchase price payable	20.00%			20.00%
Payable delivery property percentage	30.00%
Jiangxi Yueshang [Member]
Prepayment for Purchase of a Property [Line Items]
Prepayment amount		$ 2.3	¥ 16
Jiangxi Yueshang [Member]
Prepayment for Purchase of a Property [Line Items]
Percentage of equity interest	5.00%			5.00%